Financial instruments and risk management - Interest rate risk management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Risk management
Bonds issued	$ 2,478	$ 2,498
Minimum
Risk management
Percentage of gross debt to be maintained at fixed rates in accordance with company policy	50.00%		50.00%
4.565% Corporate Bond Maturing October 2029
Risk management
Notional amount | €			€ (500)	€ (500)
Corporate Bond Maturing March 2034
Risk management
Notional amount	$ (650)	(650)
Interest rate risk
Risk management
Percentage of increase in risk variable used for sensitivity analysis	1.00%		1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%		1.00%
Increase in annual net interest charge that would result from increased interest rate, per sensitivity analysis	$ 7	5
Interest rate risk | US Dollar bond | Fair value hedges
Risk management
Carrying amount	(500)
Bonds issued	650
Interest rate risk | US Dollar bond | Fair value hedges | Interest rate swaps
Risk management
Carrying amount	(500)	(500)
Cumulative fair value hedge adjustments	(3)	(16)
Fair value change used for recognising hedge ineffectiveness change/ (Credit)	20	(16)
Carrying Amount Assets	4
Carrying Amount Liabilities		16
Notional amount	(500)	(500)
Change in value used for calculating ineffectiveness, Hedging instrument	(20)	16
Interest rate risk | Euro bond | Fair value hedges
Risk management
Carrying amount	(588)	(520)	€ (500)
Interest rate risk | Euro bond | Fair value hedges | Interest rate swaps
Risk management
Carrying amount	(588)	(520)
Cumulative fair value hedge adjustments	6	10
Fair value change used for recognising hedge ineffectiveness change/ (Credit)	(3)	3
Carrying Amount Assets	7	10
Notional amount	(500)	(500)
Change in value used for calculating ineffectiveness, Hedging instrument	$ 3	$ (3)